FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) interest_rate_swap	Dec. 31, 2016 USD ($)
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 500,000	$ 400,000
Number of new interest rate swaps during the period | interest_rate_swap	2
Increase in notional amount during the period	$ 100,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.22%
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.93%
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional amount	$ 100,000
Fixed Interest Rate	2.51%
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.22%
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.92%
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	2.41%
Interest Rate Swap 7 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	2.58%
Interest Rate Swap 8 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.90%
Interest Rate Swap 9 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.86%
Total [Member]
Derivative [Line Items]
Notional amount	$ 500,000